Intangible Assets And Liabilities - Amortization of Unfavorable Lease Terms (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Unfavorable lease terms	$ 5,322	$ 17,587	$ 12,910	$ 39,426
Total	$ 5,322	$ 17,587	$ 12,910	$ 39,426